Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK MUNICIPAL SERIES TRUST
Prospectus Date	rr_ProspectusDate	Jan. 27, 2014
Document Creation Date	dei_DocumentCreationDate	Apr. 10, 2014